FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2012 and 2011:

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	2,100	-	-	2,100
Government and corporate debentures	12,860	237	-	13,097
Foreign currency derivative contracts	-	253	-	253

Total financial assets	14,960	490	-	15,450

Liabilities:
Contingent consideration (**)	-	-	12,022	12,022

Total financial liabilities	-	-	12,022	12,022

Redeemable non-controlling interest **)	-	-	22,363	22,363

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	2,415	-	-	2,415
Government and corporate debentures	11,807	638	-	12,445
Auction rate securities (*)	-	-	2,233	2,233
Foreign currency derivative contracts	-	42	-	42

Total financial assets	14,222	680	2,233	17,135

Liabilities:
Contingent consideration (**)	-	-	3,590	3,590

Total financial liabilities	-	-	3,590	3,590

Redeemable non-controlling interest **)	-	-	11,469	11,469

(*)	The fair value of auction rate securities with unquoted prices was determined using valuations, observable inputs based on limited market activity and other data obtained from independent sources.

(**)	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table summarizes the Company’s activity with respect to those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2011	2012

Carrying value as of January 1	2,373	2,233
Sale of financial assets	-	(2,331)
Net changes in fair value	60	67
Realized gain	-	31
Impairment due to credit loss	(200)	-

Carrying value as of December 31	2,233	-

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table summarizes the activity for those financial liabilities and redeemable non-controlling interests where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2011	2012

Carrying value as of January 1	5,915	15,059
Acquisition of new subsidiary	12,583	28,455
Repayment of contingent consideration	(2,030)	(8,907)
Exchange differences	(1,361)	177
Net changes in fair value	(48)	(399)

Carrying value as of December 31	15,059	34,385